LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2025
Cash payments related to operating lease	$16,244
New right-of-use assets obtained in exchange for operating lease obligations	7,609

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2026	$16,329
2027	14,174
2028	14,656
2029	13,670
2030	12,432
Thereafter	34,143
Total lease payments	105,404

Less imputed interest	(16,603)

Total	$88,801

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2025
Current maturities of operating leases	13,742
Long-term operating leases	75,059
Total operating lease liabilities	$88,801

Weighted-average remaining operating lease term	7.61
Weighted-average discount rate of operating leases	4.78%